Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
December 31, 2023
FBF-Y35-NPRT3-0224
1.9892472.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $3,992,434)	4,010,000	3,993,121

Domestic Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,098,935	204,605,364
Fidelity Series Commodity Strategy Fund (c)	160,754	14,890,655
Fidelity Series Large Cap Growth Index Fund (c)	6,762,912	129,509,763
Fidelity Series Large Cap Stock Fund (c)	7,033,334	137,431,355
Fidelity Series Large Cap Value Index Fund (c)	16,633,381	244,843,365
Fidelity Series Small Cap Core Fund (c)	53,710	604,238
Fidelity Series Small Cap Opportunities Fund (c)	4,580,069	63,662,955
Fidelity Series Value Discovery Fund (c)	6,075,708	90,406,529
TOTAL DOMESTIC EQUITY FUNDS (Cost $749,773,080)		885,954,224

International Equity Funds - 34.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,524,831	51,779,768
Fidelity Series Emerging Markets Fund (c)	6,322,615	53,489,320
Fidelity Series Emerging Markets Opportunities Fund (c)	12,309,206	213,318,539
Fidelity Series International Growth Fund (c)	7,521,848	128,849,259
Fidelity Series International Index Fund (c)	4,136,684	48,647,406
Fidelity Series International Small Cap Fund (c)	2,119,871	35,953,021
Fidelity Series International Value Fund (c)	11,036,591	128,797,021
Fidelity Series Overseas Fund (c)	9,934,704	128,853,107
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $746,630,926)		789,687,441

Bond Funds - 25.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,254,087	9,606,309
Fidelity Series Corporate Bond Fund (c)	7,593,548	70,771,865
Fidelity Series Emerging Markets Debt Fund (c)	1,501,198	11,634,281
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	407,614	3,819,346
Fidelity Series Floating Rate High Income Fund (c)	232,287	2,097,553
Fidelity Series Government Bond Index Fund (c)	11,218,301	103,769,283
Fidelity Series High Income Fund (c)	1,403,957	11,807,282
Fidelity Series International Developed Markets Bond Index Fund (c)	7,659,585	66,944,772
Fidelity Series Investment Grade Bond Fund (c)	10,426,036	105,302,967
Fidelity Series Investment Grade Securitized Fund (c)	7,835,209	70,673,588
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,213,569	130,171,516
Fidelity Series Real Estate Income Fund (c)	237,801	2,256,729
TOTAL BOND FUNDS (Cost $641,437,920)		588,855,491

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	5,117,875	5,118,899
Fidelity Series Government Money Market Fund 5.43% (c)(e)	7,951,847	7,951,847
Fidelity Series Short-Term Credit Fund (c)	37,167	366,097
Fidelity Series Treasury Bill Index Fund (c)	2,048,834	20,365,411
TOTAL SHORT-TERM FUNDS (Cost $33,802,038)		33,802,254

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,175,636,398)	2,302,292,531
NET OTHER ASSETS (LIABILITIES) - 0.0%	54,313
NET ASSETS - 100.0%	2,302,346,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	461	Mar 2024	52,042,578	1,636,027	1,636,027
CBOT 5-Year U.S. Treasury Note Contracts (United States)	734	Mar 2024	79,839,703	1,715,874	1,715,874
CBOT Long Term U.S. Treasury Bond Contracts (United States)	92	Mar 2024	11,494,250	835,938	835,938

TOTAL PURCHASED					4,187,839

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	79	Mar 2024	19,039,000	(632,103)	(632,103)
ICE MSCI EAFE Index Contracts (United States)	31	Mar 2024	3,491,220	(43,306)	(43,306)
ICE MSCI Emerging Markets Index Contracts (United States)	366	Mar 2024	18,916,710	(837,423)	(837,423)

TOTAL SOLD					(1,512,832)

TOTAL FUTURES CONTRACTS					2,675,007
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,993,121.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,601,422	38,393,713	35,876,236	127,584	-	-	5,118,899	0.0%
Total	2,601,422	38,393,713	35,876,236	127,584	-	-	5,118,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,724,965	8,007,217	126,386	274,916	(11,916)	12,429	9,606,309
Fidelity Series Blue Chip Growth Fund	167,435,241	31,611,435	44,269,187	1,084,759	(102,044)	49,929,919	204,605,364
Fidelity Series Canada Fund	45,220,297	9,298,105	6,250,150	1,695,951	257,429	3,254,087	51,779,768
Fidelity Series Commodity Strategy Fund	12,998,962	4,312,016	1,440,240	642,786	(150,263)	(829,820)	14,890,655
Fidelity Series Corporate Bond Fund	50,148,289	20,236,016	1,176,273	1,891,299	(13,148)	1,576,981	70,771,865
Fidelity Series Emerging Markets Debt Fund	9,410,667	1,842,431	226,236	499,685	144	607,275	11,634,281
Fidelity Series Emerging Markets Debt Local Currency Fund	3,210,205	615,636	99,514	185,764	(2,037)	95,056	3,819,346
Fidelity Series Emerging Markets Fund	28,845,301	24,397,347	1,597,647	1,272,702	(49,938)	1,894,257	53,489,320
Fidelity Series Emerging Markets Opportunities Fund	193,665,695	19,560,901	10,913,996	5,846,618	(1,553,356)	12,559,295	213,318,539
Fidelity Series Floating Rate High Income Fund	1,790,476	394,142	121,337	146,886	780	33,492	2,097,553
Fidelity Series Government Bond Index Fund	73,862,647	32,034,079	1,674,661	1,877,794	(23,045)	(429,737)	103,769,283
Fidelity Series Government Money Market Fund 5.43%	5,452,580	4,344,599	1,845,332	255,092	-	-	7,951,847
Fidelity Series High Income Fund	9,496,626	2,214,939	234,938	520,663	2,126	328,529	11,807,282
Fidelity Series International Developed Markets Bond Index Fund	49,453,315	19,247,537	2,346,101	2,245,101	(81,684)	671,705	66,944,772
Fidelity Series International Growth Fund	104,964,664	20,989,442	7,201,580	1,636,585	(37,126)	10,133,859	128,849,259
Fidelity Series International Index Fund	43,524,309	7,960,226	5,667,910	1,348,789	(97,279)	2,928,060	48,647,406
Fidelity Series International Small Cap Fund	32,713,973	5,431,971	4,118,837	1,208,998	(851,756)	2,777,670	35,953,021
Fidelity Series International Value Fund	104,553,569	22,386,821	9,229,559	4,076,732	137,697	10,948,493	128,797,021
Fidelity Series Investment Grade Bond Fund	75,512,003	30,874,725	1,760,642	2,730,613	(28,324)	705,205	105,302,967
Fidelity Series Investment Grade Securitized Fund	51,722,250	19,756,430	1,142,607	1,807,717	(22,842)	360,357	70,673,588
Fidelity Series Large Cap Growth Index Fund	106,060,737	18,815,778	20,434,786	1,057,858	925,647	24,142,387	129,509,763
Fidelity Series Large Cap Stock Fund	116,270,170	21,670,909	13,478,748	6,942,835	383,365	12,585,659	137,431,355
Fidelity Series Large Cap Value Index Fund	216,849,086	41,139,472	26,881,946	9,774,872	(984,981)	14,721,734	244,843,365
Fidelity Series Long-Term Treasury Bond Index Fund	107,873,372	34,158,584	6,722,357	2,823,609	(1,008,172)	(4,129,911)	130,171,516
Fidelity Series Overseas Fund	104,861,267	20,913,807	6,414,587	2,083,534	212,143	9,280,477	128,853,107
Fidelity Series Real Estate Income Fund	3,206,212	571,004	1,523,372	158,061	(133,550)	136,435	2,256,729
Fidelity Series Short-Term Credit Fund	335,118	23,606	-	7,811	-	7,373	366,097
Fidelity Series Small Cap Core Fund	334,388	236,582	44,604	9,688	4,091	73,781	604,238
Fidelity Series Small Cap Opportunities Fund	53,216,560	10,628,689	8,302,432	631,930	(278,407)	8,398,545	63,662,955
Fidelity Series Treasury Bill Index Fund	13,646,894	10,309,933	3,579,309	633,729	(5,989)	(6,118)	20,365,411
Fidelity Series Value Discovery Fund	79,518,459	17,936,131	9,871,000	4,146,840	(411,859)	3,234,798	90,406,529
	1,867,878,297	461,920,510	198,696,274	59,520,217	(3,924,294)	166,002,272	2,293,180,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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